Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 40.7%
815,535	(1),(2)	Agate Bay Mortgage Trust 2014-2 B2, 3.874%, 09/25/2044	$ 826,896	0.1
1,481,284	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.796%, 01/25/2045	1,406,014	0.1
1,491,990	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.625%, 04/25/2045	1,485,208	0.1
1,293,060	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.571%, 06/25/2045	1,295,718	0.1
891,609	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.767%, 12/25/2045	869,212	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.767%, 12/25/2045	585,025	0.1
1,779,018	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.794%, 03/25/2046	1,764,691	0.2
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.794%, 03/25/2046	845,453	0.1
626,276		Alternative Loan Trust 2004-32CB 2A2, 0.585%, (US0001M + 0.400%), 02/25/2035	552,292	0.1
906,008		Alternative Loan Trust 2004-J7 MI, 1.205%, (US0001M + 1.020%), 10/25/2034	869,664	0.1
2,848,584		Alternative Loan Trust 2005-10CB 1A1, 0.685%, (US0001M + 0.500%), 05/25/2035	2,262,667	0.2
455,580		Alternative Loan Trust 2005-31 1A1, 0.745%, (US0001M + 0.560%), 08/25/2035	412,556	0.0
351,518		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	312,443	0.0
610,504		Alternative Loan Trust 2005-J2 1A12, 0.585%, (US0001M + 0.400%), 04/25/2035	495,736	0.0
385,445		Alternative Loan Trust 2006-19CB A12, 0.585%, (US0001M + 0.400%), 08/25/2036	209,889	0.0
803,523		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	557,394	0.1
528,890		Alternative Loan Trust 2007-18CB 1A7, 0.655%, (US0001M + 0.470%), 08/25/2037	228,701	0.0
1,476,040		Alternative Loan Trust 2007-OA4 A1, 0.355%, (US0001M + 0.170%), 05/25/2047	1,321,753	0.1
2,339,886	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,375,630	0.2
261,544	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.227%, 01/25/2036	249,528	0.0
224,039	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 3.769%, 05/25/2035	218,160	0.0
421,813	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 3.842%, 09/25/2035	384,287	0.0
1,907,292	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.776%, 11/25/2035	1,431,715	0.1
705,722	(1),(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	711,687	0.1
193,128	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.009%, 09/25/2036	171,071	0.0
128,820	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 3.988%, 02/25/2037	124,561	0.0
403,296	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 3.819%, 11/25/2034	393,389	0.0
656,840		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	521,104	0.1
506,171		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	392,075	0.0
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,044,791	0.1
601,907	(1),(2)	CIM Trust 2019-INV1 A1, 3.845%, 02/25/2049	621,929	0.1
354,744	(1),(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	366,778	0.0
1,165,438	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,188,315	0.1
1,197,218	(1),(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,231,548	0.1
973,406	(1),(2)	CIM Trust 2019-J1 B3, 4.019%, 08/25/2049	876,632	0.1
500,000	(1),(2)	CIM Trust 2019-R5 M2, 3.250%, 09/25/2059	502,599	0.0
352,086	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 3.867%, 03/25/2036	308,003	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
412,237	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.934%, 09/25/2037	$ 388,132	0.0
1,128,659	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 3.597%, 08/25/2036	1,035,390	0.1
1,057,571		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,071,964	0.1
232,211		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	227,697	0.0
1,000,000	(1),(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,001,470	0.1
2,112,587	(1),(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,129,325	0.2
2,000,000	(2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 2.185%, (US0001M + 2.000%), 01/25/2040	1,918,681	0.2
1,315,519	(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,347,310	0.1
686,981	(1),(2)	CSMC Trust 2013-IVR3 B3, 3.435%, 05/25/2043	684,444	0.1
761,072	(1),(2)	CSMC Trust 2013-IVR5 B3, 3.644%, 10/25/2043	764,174	0.1
784,751	(1),(2)	CSMC Trust 2014-IVR1 B3, 3.694%, 11/25/2043	788,135	0.1
768,410	(1),(2)	CSMC Trust 2014-IVR2 B3, 3.762%, 04/25/2044	776,821	0.1
798,775	(1),(2)	CSMC Trust 2014-IVR3 B3, 4.112%, 07/25/2044	812,728	0.1
500,000	(1),(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	486,054	0.0
1,700,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,692,970	0.2
3,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	3,034,408	0.3
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,204,605	0.1
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	1,986,838	0.2
3,500,000	(1),(2)	Deephaven Residential Mortgage Trust 2020-1 M1, 3.010%, 01/25/2060	3,317,258	0.3
515,162	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.232%, 06/27/2037	494,687	0.0
3,900,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 3.835%, (US0001M + 3.650%), 02/25/2040	3,705,353	0.4
1,392,185		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 4.435%, (US0001M + 4.250%), 04/25/2029	1,466,715	0.1
1,963,595		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 5.185%, (US0001M + 5.000%), 07/25/2025	2,020,502	0.2
701,450		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 5.735%, (US0001M + 5.550%), 04/25/2028	748,646	0.1
577,085		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 4.435%, (US0001M + 4.250%), 01/25/2029	602,260	0.1
1,978,039		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.635%, (US0001M + 4.450%), 01/25/2029	2,037,463	0.2
2,520,417		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.535%, (US0001M + 4.350%), 05/25/2029	2,629,356	0.3
3,071,027		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 3.735%, (US0001M + 3.550%), 07/25/2029	3,148,871	0.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,888,622		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.835%, (US0001M + 3.650%), 09/25/2029	$ 2,915,129	0.3
2,000,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.185%, (US0001M + 3.000%), 10/25/2029	2,030,564	0.2
1,530,818		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 3.035%, (US0001M + 2.850%), 11/25/2029	1,518,186	0.1
2,931,615		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 2.385%, (US0001M + 2.200%), 01/25/2030	2,896,235	0.3
3,315,328		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.585%, (US0001M + 2.400%), 05/28/2030	3,271,288	0.3
2,099,099		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.685%, (US0001M + 2.500%), 05/25/2030	2,083,803	0.2
1,837,420		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.985%, (US0001M + 2.800%), 02/25/2030	1,822,138	0.2
3,232,029		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 2.385%, (US0001M + 2.200%), 08/25/2030	3,189,276	0.3
2,914,452		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.335%, (US0001M + 2.150%), 10/25/2030	2,890,056	0.3
3,544,317		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 2.735%, (US0001M + 2.550%), 12/25/2030	3,521,336	0.3
4,398,872		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 2.535%, (US0001M + 2.350%), 01/25/2031	4,341,254	0.4
1,183,106		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.185%, (US0001M + 2.000%), 03/25/2031	1,145,412	0.1
2,645,034		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.285%, (US0001M + 2.100%), 03/25/2031	2,606,735	0.3
2,860,249		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 2.435%, (US0001M + 2.250%), 07/25/2030	2,816,933	0.3
3,538,664	(2)	Fannie Mae Connecticut Avenue Securities 2019-R04 2M2, 2.285%, (US0001M + 2.100%), 06/25/2039	3,465,934	0.3
1,175,847	(2)	Fannie Mae Connecticut Avenue Securities 2019-RO3 1M2, 2.335%, (US0001M + 2.150%), 09/25/2031	1,160,520	0.1
1,774,054	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.585%, (US0001M + 2.400%), 04/25/2031	1,769,062	0.2
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R05 1B1, 4.285%, (US0001M + 4.100%), 07/25/2039	908,106	0.1
1,000,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.235%, (US0001M + 2.050%), 01/25/2040	962,165	0.1
4,100,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.835%, (US0001M + 3.650%), 02/25/2040	4,000,336	0.4
607,951		Fannie Mae Connecticut Avenue Securities, 6.085%, (US0001M + 5.900%), 10/25/2028	636,813	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,913,787	(1),(2)	Figure Line of Credit Trust 2020-1 A, 4.040%, 09/25/2049	$ 2,831,811	0.3
916,722	(1),(2)	Flagstar Mortgage Trust 2017-1 B3, 3.677%, 03/25/2047	919,290	0.1
956,178	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.038%, 04/25/2048	941,135	0.1
1,475,276	(1),(2)	Flagstar Mortgage Trust 2018-4 B3, 4.308%, 07/25/2048	1,489,898	0.1
2,083,695	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.543%, 09/25/2048	2,145,080	0.2
966,015	(1),(2)	Flagstar Mortgage Trust 2018-5 B3, 4.543%, 09/25/2048	973,920	0.1
968,650	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.005%, 10/25/2048	989,092	0.1
1,365,953	(1),(2)	Flagstar Mortgage Trust 2019-1INV A15, 3.500%, 10/25/2049	1,383,164	0.1
988,885	(1),(2)	Flagstar Mortgage Trust 2019-2 B2, 4.160%, 12/25/2049	1,006,850	0.1
4,972,420	(1),(2)	Flagstar Mortgage Trust 2020-1NV B2A, 4.345%, 03/25/2050	4,815,186	0.5
2,478,279	(1),(2)	Flagstar Mortgage Trust 2020-1NV B3, 4.345%, 03/25/2050	2,376,862	0.2
3,000,000	(2)	Freddie Mac STACR Remic Trust 2020-DNA2 M2, 2.035%, (US0001M + 1.850%), 02/25/2050	2,883,124	0.3
9,400,000	(2)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.085%, (US0001M + 1.900%), 01/25/2050	9,019,488	0.9
2,000,000	(2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.285%, (US0001M + 3.100%), 03/25/2050	1,940,242	0.2
900,000	(2)	Freddie Mac STACR Trust 2018-DNA3 M2, 2.285%, (US0001M + 2.100%), 09/25/2048	874,215	0.1
3,600,000	(2)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.485%, (US0001M + 2.300%), 10/25/2048	3,499,270	0.3
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 4.885%, (US0001M + 4.700%), 04/25/2028	4,094,773	0.4
1,559,601		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.718%, (US0001M + 5.550%), 07/25/2028	1,643,549	0.2
2,599,136		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 5.185%, (US0001M + 5.000%), 12/25/2028	2,703,478	0.3
908,443		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA1 M3, 6.535%, (US0001M + 6.350%), 09/25/2028	961,126	0.1
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 4.035%, (US0001M + 3.850%), 03/25/2029	259,303	0.0
2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA1 M2, 3.435%, (US0001M + 3.250%), 07/25/2029	2,544,780	0.2
4,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 2.685%, (US0001M + 2.500%), 03/25/2030	4,665,142	0.4
3,162,440		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.835%, (US0001M + 2.650%), 12/25/2029	3,160,402	0.3
2,001,695		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.535%, (US0001M + 2.350%), 04/25/2030	2,012,725	0.2
966,565		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 1.985%, (US0001M + 1.800%), 07/25/2030	953,906	0.1
801,501		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.485%, (US0001M + 2.300%), 09/25/2030	797,095	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,666,151	(2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-HQA2 M2, 2.235%, (US0001M + 2.050%), 04/25/2049	$ 2,631,194	0.3
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.171%, 06/25/2050	1,000,000	0.1
484,228	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	505,810	0.0
1,723,943	(1),(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,772,816	0.2
983,853	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	980,864	0.1
2,000,000	(1),(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	2,119,631	0.2
861,584	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A1, 3.500%, 05/01/2050	877,621	0.1
1,464,694	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A4, 3.500%, 05/01/2050	1,524,748	0.1
1,000,000	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 A8, 3.500%, 05/01/2050	1,052,503	0.1
2,182,065	(1),(2)	GS Mortage-Backed Securities Trust 2020-PJ1 B3, 3.676%, 05/01/2050	1,983,843	0.2
328,806	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	339,730	0.0
973,310	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.337%, 08/25/2049	1,002,866	0.1
956,498	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	985,699	0.1
982,741	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.497%, 11/25/2049	1,044,734	0.1
1,391,601	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	1,429,223	0.1
986,728	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B1, 4.091%, 03/25/2050	1,056,082	0.1
3,665,694	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B2, 4.091%, 03/25/2050	3,784,142	0.4
3,074,644	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 B3, 4.091%, 03/25/2050	3,117,775	0.3
138,996	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 3.870%, 10/25/2035	103,735	0.0
367,621	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 3.852%, 01/25/2036	359,462	0.0
849,840		HarborView Mortgage Loan Trust 2006-14 2A1A, 0.344%, (US0001M + 0.150%), 01/25/2047	741,677	0.1
1,121,181		HarborView Mortgage Loan Trust 2007-5 A1A, 0.384%, (US0001M + 0.190%), 09/19/2037	1,015,075	0.1
1,913,515		Homeward Opportunities Fund I Trust 2018-1, 3.766%, 06/25/2048	1,919,495	0.2
3,575,494		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 0.395%, (US0001M + 0.210%), 02/25/2046	2,845,350	0.3
508,000	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	518,340	0.1
2,664,519	(1),(2)	JP Morgan Mortgage Trust 2020-1 A15, 3.500%, 06/25/2050	2,746,071	0.3
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-1 A7, 3.500%, 06/25/2050	1,034,771	0.1
914,343	(1),(2)	JP Morgan Mortgage Trust 2020-2 A15, 3.500%, 07/25/2050	947,324	0.1
2,446,229	(1),(2)	JP Morgan Trust 2015-5 B3, 2.755%, 05/25/2045	2,439,176	0.2
544,024	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	557,823	0.1
374,016	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	386,733	0.0
976,758	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.637%, 08/25/2049	1,041,231	0.1
976,758	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.637%, 08/25/2049	1,007,836	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,583,673	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	$ 1,635,609	0.2
1,271,049	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.899%, 06/25/2049	1,335,773	0.1
612,694		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	481,846	0.0
177,769	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 3.790%, 05/25/2037	158,509	0.0
1,216,268		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	789,851	0.1
3,018,391	(1),(2)	JP Morgan Mortgage Trust 2014-1 B5, 3.718%, 01/25/2044	2,980,450	0.3
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.960%, 10/25/2029	717,786	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.860%, 05/25/2046	968,049	0.1
3,700,886	(1),(2)	JP Morgan Mortgage Trust 2017-1 B4, 3.520%, 01/25/2047	3,653,816	0.4
1,325,602	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	1,379,188	0.1
928,661	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.817%, 08/25/2047	961,447	0.1
1,420,591	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.934%, 11/25/2048	1,481,410	0.1
1,420,591	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.934%, 11/25/2048	1,457,983	0.1
2,191,838	(1),(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.138%, 10/26/2048	2,106,276	0.2
969,411	(1),(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.138%, 10/26/2048	911,997	0.1
1,423,741	(1),(2)	JP Morgan Mortgage Trust 2017-6 B4, 3.814%, 12/25/2048	1,400,931	0.1
1,542,221	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.754%, 09/25/2048	1,548,364	0.1
2,185,210	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.754%, 09/25/2048	2,109,044	0.2
1,051,257	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.763%, 10/25/2048	1,051,944	0.1
2,198,082	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.763%, 10/25/2048	2,190,176	0.2
3,467,756	(1),(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	3,571,027	0.3
1,963,903	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	2,043,350	0.2
1,812,704	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.937%, 12/25/2048	1,923,023	0.2
1,931,200	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.199%, 01/25/2049	1,988,078	0.2
965,600	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.199%, 01/25/2049	989,392	0.1
966,020	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.457%, 02/25/2049	1,033,431	0.1
966,020	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.457%, 02/25/2049	1,003,018	0.1
1,458,997	(1),(2)	JP Morgan Mortgage Trust 2018-LTV1 B1, 4.770%, 04/25/2049	1,562,950	0.2
1,056,267	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,093,198	0.1
166,045	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	171,109	0.0
3,301,143	(1),(2)	JP Morgan Mortgage Trust 2019-5 B1, 4.484%, 11/25/2049	3,497,642	0.3
2,026,415	(1),(2)	JP Morgan Mortgage Trust 2019-5 B2, 4.484%, 11/25/2049	2,079,030	0.2
984,504	(1),(2)	JP Morgan Mortgage Trust 2019-6 B1, 4.259%, 12/25/2049	1,053,862	0.1
1,969,009	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.259%, 12/25/2049	1,988,588	0.2
2,282,611	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	2,333,198	0.2
3,043,016	(1),(2)	JP Morgan Mortgage Trust 2019-7 B2A, 3.191%, 02/25/2050	2,929,275	0.3
2,948,537	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.441%, 12/31/2049	2,833,104	0.3
2,913,570	(1),(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	3,032,839	0.3
1,480,765	(1),(2)	JP Morgan Mortgage Trust 2019-8 B2A, 3.202%, 03/25/2050	1,505,566	0.1
2,938,825	(1),(2)	JP Morgan Mortgage Trust 2019-8 B3A, 3.452%, 03/25/2050	2,836,252	0.3
1,710,408	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.109%, 10/25/2049	1,784,478	0.2
2,159,293	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	2,203,328	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
935,694	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	$ 959,980	0.1
3,471,802	(1),(2)	JP Morgan Mortgage Trust 2019-INV3 B3, 4.536%, 05/25/2050	3,466,716	0.3
1,967,835	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.805%, 12/25/2049	2,028,449	0.2
1,967,835	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.805%, 12/25/2049	1,960,230	0.2
386,592	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 12/31/2049	397,803	0.0
989,185	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B2, 4.561%, 12/31/2049	1,001,140	0.1
2,472,962	(1),(2)	JP Morgan Mortgage Trust 2019-LTV3 B3, 4.561%, 12/31/2049	2,412,868	0.2
1,492,425	(1),(2)	JP Morgan Mortgage Trust 2020-3 B2, 3.901%, 08/25/2050	1,582,460	0.2
1,550,000	(1),(2)	JP Morgan Mortgage Trust 2020-4 B1, 3.757%, 11/25/2050	1,662,375	0.2
1,887,028	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A15, 3.500%, 06/25/2050	1,959,014	0.2
3,000,000	(1),(2)	JP Morgan Mortgage Trust 2020-LTV1 A5, 3.500%, 06/25/2050	3,107,465	0.3
883,966	(1),(2)	JP Morgan Trust 2015-3 B3, 3.665%, 05/25/2045	888,355	0.1
1,325,949	(1),(2)	JP Morgan Trust 2015-3 B4, 3.665%, 05/25/2045	1,231,375	0.1
305,808		Lehman XS Trust Series 2005-5N 3A1B, 2.504%, (12MTA + 1.000%), 11/25/2035	300,920	0.0
963,855	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.475%, 10/25/2048	1,033,210	0.1
2,054,939	(1),(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B2, 4.475%, 10/25/2048	2,166,554	0.2
71,126		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 0.565%, (US0001M + 0.380%), 08/25/2035	70,958	0.0
200,742		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	169,345	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 1.985%, (US0001M + 1.800%), 09/25/2035	876,047	0.1
800,000	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	763,193	0.1
1,898,964	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,928,104	0.2
2,161,097	(1),(2)	New Residential Mortgage Loan Trust 2017-6A B2, 4.000%, 08/27/2057	2,191,708	0.2
584,774	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	609,221	0.1
1,056,583	(1),(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,105,857	0.1
749,563	(1),(2)	OBX 2019-EXP3 1A9 Trust, 3.500%, 10/25/2059	767,023	0.1
897,679	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	919,067	0.1
1,659,846	(1),(2)	OBX 2020-INV1 A21 Trust, 3.500%, 05/25/2049	1,709,584	0.2
1,640,147	(1),(2)	PSMC 2019-2 A1 Trust, 3.500%, 10/25/2049	1,695,499	0.2
1,455,000	(1),(2)	PSMC 2019-3 A12 Trust, 3.500%, 11/25/2049	1,557,807	0.2
893,732	(1),(2)	PSMC 2020-1 A1 Trust, 3.500%, 01/25/2050	916,599	0.1
710,305	(1),(2)	RCKT Mortgage Trust 2019-1 A13, 3.500%, 09/25/2049	739,345	0.1
1,379,762	(1),(2)	RCKT Mortgage Trust 2019-1 B1A, 3.923%, 09/25/2049	1,390,769	0.1
985,545	(1),(2)	RCKT Mortgage Trust 2019-1 B2A, 3.923%, 09/25/2049	933,473	0.1
3,390,746	(1),(2)	RCKT Mortgage Trust 2020-1 A13, 3.000%, 02/25/2050	3,479,361	0.3
1,986,365	(1),(2)	RCKT Mortgage Trust 2020-1 B2A, 3.534%, 02/25/2050	1,859,105	0.2
494,974	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.510%, 03/25/2043	495,052	0.0
852,019	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	856,389	0.1
435,877	(1),(2)	Sequoia Mortgage Trust 2015-3 B3, 3.701%, 07/25/2045	436,238	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
943,870	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.527%, 08/25/2047	$ 986,824	0.1
143,920	(1),(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	145,540	0.0
43,321	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A10, 4.500%, 10/25/2048	43,846	0.0
2,100,000	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,196,671	0.2
951,674	(1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	986,853	0.1
1,458,833	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.232%, 06/25/2049	1,422,476	0.1
964,608	(1),(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	992,328	0.1
2,048,876	(1),(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	2,125,399	0.2
493,494	(1),(2)	Sequoia Mortgage Trust 2019-5 B2, 3.775%, 12/25/2049	466,878	0.0
493,494	(1),(2)	Sequoia Mortgage Trust 2019-5 B3, 3.775%, 12/25/2049	434,158	0.0
568,889	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	590,051	0.1
686,241	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.035%, 03/25/2049	740,492	0.1
1,585,405	(1),(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	1,636,706	0.2
1,716,983	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.916%, 08/25/2049	1,814,544	0.2
2,400,000	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,422,984	0.2
3,014,778	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.530%, 09/25/2049	3,153,802	0.3
1,775,315	(1),(2)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.530%, 09/25/2049	1,832,372	0.2
1,263,360	(1),(2)	Sequoia Mortgage Trust 2020-1 A19, 3.500%, 02/25/2050	1,315,017	0.1
3,596,373	(1),(2)	Sequoia Mortgage Trust 2020-2 A19, 3.500%, 03/25/2050	3,672,288	0.4
2,476,413	(1),(2)	Sequoia Mortgage Trust 2020-2 B3, 3.674%, 03/25/2050	2,082,390	0.2
1,989,536	(1),(2)	Sequoia Mortgage Trust 2020-3 B3, 3.427%, 04/25/2050	1,834,219	0.2
2,791,230	(1),(2)	Sequoia Mortgage Trust 2017-5 B3, 3.839%, 08/25/2047	2,623,054	0.3
993,346	(1),(2)	Sequoia Mortgage Trust 2020-2 B2, 3.674%, 03/25/2050	909,466	0.1
1,159,840	(1),(2)	Sequoia Mortgage Trust 2020-3 A19, 3.000%, 04/25/2050	1,220,953	0.1
1,410,990	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.705%, 10/25/2047	1,413,769	0.1
1,662,669	(1),(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,633,607	0.2
3,000,000	(1),(2)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	2,655,431	0.3
129,362	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 3.876%, 03/25/2035	126,346	0.0
4,570,738	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	1,909,820	0.2
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	1,992,979	0.2
1,500,000	(1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,358,975	0.1
493,171	(1),(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	495,111	0.0
886,937	(1),(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	884,317	0.1
3,363,732	(2),(3)	Verus Securitization Trust 2019-4 A3, 3.000% (Step Rate @ 4.000% on 10/25/2023), 11/25/2059	3,435,290	0.3
1,494,121	(1),(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,525,327	0.1
200,159	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.219%, 10/20/2035	190,575	0.0
259,671	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.219%, 10/20/2035	247,237	0.0
629,784	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 2.939%, 06/25/2034	604,349	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
731,903	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 3.157%, 07/25/2034	$ 721,379	0.1
1,208,719	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.124%, 09/25/2035	1,251,720	0.1
491,343		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 0.675%, (US0001M + 0.490%), 10/25/2045	464,454	0.0
366,885	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 3.746%, 12/25/2035	352,901	0.0
352,896	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.266%, 11/25/2036	326,786	0.0
1,021,639	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.342%, 12/25/2036	973,179	0.1
565,249	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.332%, 12/25/2036	514,601	0.0
381,182	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.611%, 02/25/2037	356,720	0.0
632,948	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.649%, 02/25/2037	563,403	0.1
410,327	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.515%, 12/25/2036	397,232	0.0
494,014		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	473,443	0.0
318,635		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	307,946	0.0
665,991		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	662,375	0.1
732,406		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 0.415%, (US0001M + 0.230%), 01/25/2047	660,342	0.1
232,781		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	228,041	0.0
131,170	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 4.018%, 04/25/2036	123,405	0.0
793,957	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.338%, 12/28/2037	713,768	0.1
478,015	(1),(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.687%, 07/25/2047	473,584	0.0
1,655,934	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	1,721,465	0.2
3,283,333	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.809%, 10/25/2049	3,040,700	0.3
1,605,674	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B2 Trust, 3.458%, 12/25/2049	1,573,870	0.2
2,101,179	(1),(2)	Wells Fargo Mortgage Backed Securities 2020-1 B3 Trust, 3.458%, 12/25/2049	1,935,607	0.2

	Total Collateralized Mortgage Obligations
	(Cost $431,887,960)		424,011,148	40.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 27.7%
3,500,000	(2)	AREIT 2019-CRE3 D Trust, 2.845%, (US0001M + 2.650%), 09/14/2036	2,905,386	0.3
5,000,000	(2)	Atrium Hotel Portfolio Trust 2017-ATRM E, 3.235%, (US0001M + 3.050%), 12/15/2036	3,755,247	0.4
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 2.435%, (US0001M + 2.250%), 09/15/2032	2,238,276	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,350,000	(1),(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.311%, 02/27/2048	$ 1,314,955	0.1
3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	2,412,246	0.2
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,064,395	0.1
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	3,112,910	0.3
7,060,000	(1),(2),(4)	BANK 2017-BNK4 XE, 1.628%, 05/15/2050	585,143	0.1
2,644,000	(2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	2,176,264	0.2
11,119,116	(1),(4)	Bank 2019-BNK19 XA, 1.097%, 08/15/2061	771,475	0.1
1,650,000	(2)	BANK 2020-BNK25 D, 2.500%, 01/15/2063	1,275,310	0.1
21,150,000	(1),(2),(4)	BANK 2017-BNK8 XE, 1.408%, 11/15/2050	1,567,693	0.2
9,363,500	(1),(2),(4)	BANK 2018-BNK12 XD, 1.551%, 05/15/2061	906,599	0.1
1,700,000	(2)	BANK 2017-BNK9 D, 2.800%, 11/15/2054	1,043,900	0.1
52,796,000	(1),(4)	BANK 2020-BNK27 XA, 1.162%, 04/15/2063	4,966,599	0.5
48,782,364	(1),(4)	Barclays Commercial Mortgage Trust 2019-C4 XA, 1.746%, 08/15/2052	5,270,627	0.5
103,000,000	(1),(2),(4)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	1,120,125	0.1
39,550,000	(1),(4)	BBCMS Mortgage Trust 2020-C7 XA, 1.633%, 04/15/2053	4,481,834	0.4
18,964,000	(1),(2),(4)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	1,903,887	0.2
50,847,697	(1),(4)	Benchmark 2018-B7 XA Mortgage Trust, 0.601%, 05/15/2053	1,446,378	0.1
20,324,006	(1),(4)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.393%, 03/15/2062	1,685,561	0.2
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,028,362	0.1
3,220,000	(1),(2),(4)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	461,452	0.0
8,000,000	(1),(2),(4)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	928,666	0.1
870,000	(2)	Benchmark 2020-B17 D Mortgage Trust, 2.250%, 03/15/2053	605,025	0.1
4,110,000	(2)	Benchmark 2020-B17 E Mortgage Trust, 2.250%, 03/15/2053	2,552,407	0.2
12,543,238	(1),(4)	Benchmark 2020-B17 XA Mortgage Trust, 1.542%, 03/15/2053	1,202,026	0.1
840,000	(2)	BHP Trust 2019-BXHP E, 2.752%, (US0001M + 2.568%), 08/15/2036	698,760	0.1
81,074,190	(1),(4)	BMARK 2018-B4 XA, 0.688%, 07/15/2051	2,502,695	0.2
5,000,000	(1),(2)	BX Commercial Mortgage Trust 2020-VIVA D, 3.667%, 03/09/2044	4,414,023	0.4
570,000	(2)	BX Trust 2019-MMP E, 2.085%, (US0001M + 1.900%), 08/15/2036	532,789	0.1
1,300,000	(1),(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	1,170,685	0.1
5,000,000	(2)	BXMT 2020-FL2 D Ltd., 2.144%, (US0001M + 1.950%), 02/16/2037	4,611,334	0.4
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	1,937,866	0.2
1,250,000	(1),(2)	Cantor Commercial Real Estate Lending 2019-CF3 D, 2.500%, 01/15/2053	909,121	0.1
26,234,045	(1),(4)	CD 2019-CD8 XA Mortgage Trust, 1.553%, 08/15/2057	2,740,786	0.3
736,938	(1),(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.292%, 04/15/2044	673,010	0.1
3,310,000	(1),(2)	CFK Trust 2020-MF2 E, 3.573%, 03/10/2039	2,989,946	0.3
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.761%, 03/10/2047	1,964,877	0.2
45,735,707	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2014-GC19 XD, 1.596%, 03/10/2047	2,194,472	0.2
740,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	438,005	0.0
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.880%, 07/10/2049	2,602,072	0.3
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.880%, 07/10/2049	1,049,510	0.1
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	805,170	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,655,000	(1),(2),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.410%, 09/15/2050	$ 1,453,044	0.1
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.235%, 11/10/2051	1,964,849	0.2
21,480,545	(1),(4)	COMM 2012-CR3 XA, 2.011%, 10/15/2045	656,458	0.1
1,230,000	(1),(2)	COMM 2013-CR10 F Mortgage Trust, 4.949%, 08/10/2046	991,670	0.1
3,015,000	(1),(2)	COMM 2013-GAM F, 3.531%, 02/10/2028	2,853,440	0.3
3,870,000	(1),(2)	COMM 2014-LC15 D Mortgage Trust, 5.150%, 04/10/2047	2,798,049	0.3
3,300,000	(1)	COMM 2015-CCRE26 D Mortgage Trust, 3.630%, 10/10/2048	2,346,703	0.2
1,820,000	(1),(2)	COMM 2020-CBM F Mortgage Trust, 3.754%, 11/13/2039	1,459,517	0.1
540,000	(1)	Csail 2015-C2 C Commercial Mortgage Trust, 4.330%, 06/15/2057	320,935	0.0
16,406,000	(1),(2),(4)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.897%, 11/15/2050	819,654	0.1
1,600,000	(2)	CSWF 2018-TOP F, 2.935%, (US0001M + 2.750%), 08/15/2035	1,396,003	0.1
2,630,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.632%, 08/10/2049	1,887,420	0.2
1,000,000	(1),(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.876%, 11/10/2046	944,763	0.1
565,818	(1),(2),(4)	DBUBS 2011-LC1A XA, 0.874%, 11/10/2046	630	0.0
1,075,522	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	829,639	0.1
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.382%, 08/10/2049	4,494,637	0.4
1,590,000	(2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 2.894%, (US0001M + 2.700%), 04/15/2036	1,325,762	0.1
1,300,000	(1),(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	1,077,192	0.1
160,388,405	(2),(4)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	394,924	0.0
57,065	(2)	GPT 2018-GPP E Mortgage Trust, 2.655%, (US0001M + 2.470%), 06/15/2035	57,733	0.0
72,309,772	(1),(2),(4)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.809%, 03/10/2044	130,317	0.0
650,000	(2)	GS Mortgage Securities Corp. Trust 2019-70P F, 2.835%, (US0001M + 2.650%), 10/15/2036	539,498	0.1
5,070,000	(2)	GS Mortgage Securities Corp. Trust 2019-SMP E, 2.785%, (US0001M + 2.600%), 08/15/2032	4,208,000	0.4
2,481,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,383,043	0.2
1,100,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,046,823	0.1
3,720,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,603,353	0.4
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.894%, 05/10/2045	1,294,353	0.1
5,540,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	3,598,588	0.3
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	359,834	0.0
1,120,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	835,638	0.1
6,347,141	(1),(4)	GS Mortgage Securities Trust 2019-GC38 XA, 1.124%, 02/10/2052	414,951	0.0
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	1,480,387	0.1
1,344,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,254,795	0.1
1,020,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	902,343	0.1
14,559,520	(1),(4)	GS Mortgage Securities Trust 2019-GC40 XA, 1.231%, 07/10/2052	1,054,540	0.1
1,639,186	(2)	HPLY Trust 2019-HIT E, 2.535%, (US0001M + 2.350%), 11/15/2036	1,446,711	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
940,000	(1),(2)	Hudson Yards 2019-55HY F Mortgage Trust, 3.041%, 12/10/2041	$ 834,784	0.1
1,730,000	(1),(2)	Jackson Park Trust 2019-LIC F, 3.242%, 10/14/2039	1,444,530	0.1
5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	5,378,246	0.5
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 2.345%, (US0001M + 2.160%), 07/15/2036	1,775,807	0.2
15,734,435	(1),(2),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.136%, 02/15/2046	51,283	0.0
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,252,777	0.1
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.605%, 08/15/2046	1,485,796	0.1
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.249%, 12/15/2047	2,681,603	0.3
740,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.214%, 01/15/2046	722,067	0.1
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	3,383,214	0.3
2,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.195%, 12/15/2046	2,138,963	0.2
15,898,808	(1),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.093%, 07/15/2047	323,340	0.0
1,330,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	1,089,532	0.1
1,360,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP F, 3.862%, 12/05/2038	1,016,156	0.1
30,251,674	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.809%, 11/15/2045	1,514,308	0.1
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.053%, 01/15/2047	2,840,029	0.3
3,580,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	2,607,687	0.3
734,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	499,422	0.1
46,979,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	898,445	0.1
34,428,000	(1),(2),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.522%, 01/15/2048	576,989	0.1
118,449	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	118,204	0.0
4,460,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.360%, 04/20/2048	3,235,255	0.3
2,360,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 F, 3.707%, 11/15/2046	1,539,928	0.2
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	1,554,485	0.2
3,590,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.071%, 04/15/2047	2,876,003	0.3
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.657%, 08/15/2047	940,549	0.1
2,130,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	1,669,135	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,630,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	$ 1,258,487	0.1
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	2,337,951	0.2
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	1,338,411	0.1
1,420,000	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	519,505	0.1
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,132,197	0.1
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.034%, 11/15/2049	3,430,197	0.3
41,126,347	(1),(4)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.464%, 07/15/2052	3,640,397	0.4
6,586,500	(1),(2),(4)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.545%, 07/15/2052	664,347	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	1,781,005	0.2
17,873,006	(1),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.932%, 12/15/2050	816,019	0.1
15,555,000	(1),(2),(4)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.636%, 12/15/2050	1,489,348	0.1
5,000,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.111%, 02/15/2047	4,520,535	0.4
3,450,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 E, 4.549%, 10/15/2048	2,019,031	0.2
7,861,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 F, 4.549%, 10/15/2048	4,208,527	0.4
840,000	(2)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	781,906	0.1
1,560,000	(2)	MRCD 2019-PARK F Mortgage Trust, 2.718%, 12/15/2036	1,426,928	0.1
5,000,000	(2)	Multifamily Connecticut Avenue Securities Trust 2020-01 M10, 3.935%, (US0001M + 3.750%), 03/25/2050	4,618,203	0.4
10,000,000	(2)	Prima Capital CRE Securitization 2019-7A D Ltd., 4.250%, 12/25/2050	8,336,438	0.8
1,980,000	(1),(2)	Ready Capital Mortgage Trust 2019-5 D, 5.514%, 02/25/2052	1,752,615	0.2
1,919,000	(1),(2)	ReadyCap Commercial Mortgage Trust 2018-4 D, 5.168%, 02/27/2051	1,232,009	0.1
3,320,000	(1),(2)	SG Commercial Mortgage Securities Trust 2020-COVE E, 3.852%, 03/15/2037	2,998,997	0.3
999,000	(2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 3.185%, (US0001M + 3.000%), 01/15/2035	961,871	0.1
17,775,274	(1),(4)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.727%, 04/15/2052	1,746,940	0.2
720,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.621%, 12/10/2045	401,612	0.0
1,231,000	(1),(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.621%, 12/10/2045	609,818	0.1
4,314,490	(2)	VMC Finance 2019-FL3 D LLC, 2.844%, (US0001M + 2.650%), 09/15/2036	3,386,530	0.3
5,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2010-C1 E, 4.000%, 11/15/2043	4,877,292	0.5
6,681,915	(1),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.188%, 12/15/2047	243,762	0.0
3,262,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.647%, 09/15/2058	2,506,878	0.2
5,827,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	3,405,974	0.3
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.397%, 09/15/2058	915,104	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
16,657,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.397%, 09/15/2058	$ 909,740	0.1
4,060,000	(2)	Wells Fargo Commercial Mortgage Trust 2015-NXS3 D, 3.153%, 09/15/2057	3,171,459	0.3
32,664,000	(1),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.628%, 11/15/2049	988,899	0.1
7,605,000	(1),(2),(4)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	638,130	0.1
34,459,520	(1),(4)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.109%, 10/15/2050	1,701,098	0.2
15,915,281	(1),(4)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.991%, 06/15/2051	856,096	0.1
2,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,292,595	0.1
3,680,000	(2),(5)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	3,066,752	0.3
37,389,073	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.679%, 12/15/2045	1,081,000	0.1
3,240,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.399%, 03/15/2045	2,340,032	0.2
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,044,499	0.4
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,462,517	0.1
1,082,859	(1),(2),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.343%, 03/15/2048	27,392	0.0
3,640,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.208%, 12/15/2046	3,170,811	0.3
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	230,630	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	850,954	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.895%, 03/15/2046	1,754,799	0.2
4,410,000	(1)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	4,097,111	0.4
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.459%, 11/15/2047	928,842	0.1
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,320,622	0.2
1,350,000	(1),(2)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.766%, 04/15/2045	1,314,637	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $340,038,183)		287,700,051	27.7

ASSET-BACKED SECURITIES: 23.3%
		Automobile Asset-Backed Securities: 3.6%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,614,810	0.3
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,814,428	0.2
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,390,146	0.4
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,730,710	0.4
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	758,834	0.1
4,100,000	(2)	Exeter Automobile Receivables Trust 2020-2 A3, 2.080%, 07/15/2024	4,138,951	0.4
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,101,234	0.2
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,678,064	0.3
1,455,000		Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	1,474,285	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	$ 5,301,165	0.5
1,550,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,567,402	0.1
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,196,282	0.4
730,000		Santander Drive Auto Receivables Trust 2019-3 B, 2.280%, 09/15/2023	739,437	0.1
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,224,113	0.1
			37,729,861	3.6

		Home Equity Asset-Backed Securities: 0.6%
763,038	(1),(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	722,853	0.1
3,051,811		GSAA Home Equity Trust 2006-14 A3A, 0.685%, (US0001M + 0.250%), 09/25/2036	1,470,637	0.1
1,653,331	(1)	GSAA Home Equity Trust 2006-4 4A3, 3.716%, 03/25/2036	1,267,471	0.1
1,136,886		GSAA Home Equity Trust 2007-1 1A1, 0.265%, (US0001M + 0.080%), 02/25/2037	479,148	0.1
954,901	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,005,216	0.1
995,525	(1)	Renaissance Home Equity Loan Trust 2005-4 A6, 5.749%, 02/25/2036	1,003,172	0.1
			5,948,497	0.6

		Other Asset-Backed Securities: 14.2%
1,628,007	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,494,925	0.1
1,787,770	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,880,065	0.2
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	3,021,084	0.3
1,500,000	(2)	Ajax Mortgage Loan Trust 2019-F A2, 3.500%, 09/25/2059	1,512,190	0.1
1,071,622	(1),(2),(4),(6)	American Homes 4 Rent 2015-SFR1 XS, 3.230%, 04/17/2052	–	–
2,450,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	2,174,571	0.2
1,100,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	947,804	0.1
3,367,579	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	3,364,516	0.3
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 4.635%, (US0003M + 3.500%), 04/17/2026	492,831	0.1
1,400,000	(2)	Atrium CDO Corp. 12A CR, 2.748%, (US0003M + 1.650%), 04/22/2027	1,359,781	0.1
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 4.585%, (US0003M + 3.450%), 07/20/2025	990,326	0.1
4,050,000	(2)	BDS 2020-FL5 D Ltd., 2.694%, (US0001M + 2.500%), 02/16/2037	3,552,824	0.3
343,673	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.296%, 10/25/2036	340,880	0.0
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 6.761%, (US0003M + 5.450%), 04/13/2027	866,094	0.1
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 5.760%, (US0003M + 5.400%), 11/23/2025	2,784,861	0.3
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 0.890%, (US0001M + 0.705%), 09/25/2035	2,352,603	0.2
1,424,625	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,522,918	0.1
1,896,225	(2)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	2,070,144	0.2
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 4.219%, (US0003M + 3.000%), 10/15/2027	1,436,216	0.1
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,501,990	0.1
945,500	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	945,418	0.1
2,665,079	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	2,518,370	0.2

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,000,000	(2)	Helios Issuer LLC 2020-AA A, 2.980%, 06/20/2047	$ 2,010,000	0.2
1,500,000	(2)	Home Partners of America 2018-1 E Trust, 2.044%, (US0001M + 1.850%), 07/17/2037	1,416,571	0.1
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	628,409	0.1
3,250,000	(2)	Jersey Mike's Funding 2019-1A A2, 4.433%, 02/15/2050	3,202,810	0.3
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	766,593	0.1
934,686	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,050,069	0.1
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,000,049	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,684,169	0.5
3,450,000	(2)	Marlette Funding Trust 2019-4A B, 2.950%, 12/17/2029	3,195,579	0.3
1,400,000	(2)	Marlette Funding Trust 2020-1A C, 2.800%, 03/15/2030	1,303,673	0.1
900,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	955,666	0.1
1,190,681	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,256,073	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.751%, 09/25/2057	1,746,319	0.2
2,527,909	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,556,684	0.2
1,844,734	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,870,146	0.2
1,709,547	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	1,770,671	0.2
1,857,510	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,866,956	0.2
1,259,638	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,300,353	0.1
2,600,000	(2)	Mosaic Solar Loan Trust 2020-1A B, 3.100%, 04/20/2046	2,622,750	0.3
3,000,000	(2),(7)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 6.335%, (US0003M + 5.200%), 04/20/2027	2,610,444	0.3
475,000	(2)	OHA Credit Partners IX Ltd. 2013-9A DR, 4.435%, (US0003M + 3.300%), 10/20/2025	471,509	0.0
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 5.169%, (US0003M + 3.950%), 04/15/2026	2,489,767	0.2
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 7.119%, (US0003M + 5.900%), 04/15/2026	1,535,875	0.2
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 4.642%, (US0003M + 4.250%), 11/15/2026	2,618,304	0.3
2,063,250	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,082,758	0.2
315,616	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.681%, 01/25/2036	319,219	0.0
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,033,122	0.2
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 6.835%, (US0003M + 5.700%), 10/20/2027	1,773,767	0.2
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 3.435%, (US0003M + 2.300%), 07/20/2030	1,542,299	0.2
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	905,140	0.1
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,002,751	0.1
3,800,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,480,578	0.3
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	876,375	0.1
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,629,666	0.3
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	966,156	0.1

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	$ 1,411,238	0.1
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,513,313	0.2
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,877,532	0.2
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	493,975	0.1
3,200,000	(2)	SoFi Consumer Loan Program 2020-1 C Trust, 2.500%, 01/25/2029	2,738,176	0.3
1,780,000	(2)	SoFi Consumer Loan Program 2020-1 D Trust, 2.940%, 01/25/2029	1,435,940	0.1
1,524,000	(1),(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,542,113	0.2
3,388,667	(2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	3,571,779	0.3
384,672		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 0.355%, (US0001M + 0.170%), 12/25/2036	371,216	0.0
3,746,483	(2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	3,676,160	0.4
1,993,880	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	1,958,696	0.2
3,608,301	(2)	Sunrun Atlas Issuer 2019-2 A LLC, 3.610%, 01/30/2055	3,579,904	0.3
4,200,000	(2)	Symphony CLO XIV Ltd. 2014-14A DR, 4.411%, (US0003M + 3.100%), 07/14/2026	4,084,353	0.4
1,576,000	(2)	Taco Bell Funding LLC 2018-1A A2I, 4.318%, 11/25/2048	1,611,507	0.2
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	1,540,854	0.2
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	978,713	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 3.085%, (US0003M + 1.950%), 07/18/2031	1,854,466	0.2
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.477%, 11/25/2057	1,169,737	0.1
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,261,240	0.1
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,001,435	0.1
2,437,500	(2)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	2,529,394	0.2
1,755,000	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,855,755	0.2
3,822,000	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	4,039,319	0.4
			147,768,496	14.2

		Student Loan Asset-Backed Securities: 4.9%
278,555	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	261,072	0.0
821,202	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	847,793	0.1
541,336	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	585,751	0.1
206,652	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	215,028	0.0
56,818	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	56,648	0.0
1,800,000	(2)	Commonbond Student Loan Trust 2020-AGS B, 3.160%, 08/25/2050	1,807,295	0.2
597,694	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	620,699	0.1
141,844	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	141,238	0.0
371,291	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	368,988	0.0
197,076	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	200,599	0.0
449,365	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	460,458	0.1
429,340	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	433,788	0.0

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
375,036	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	$ 378,414	0.0
539,990	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	560,808	0.1
2,050,000	(1),(2)	ELFI Graduate Loan Program 2019-A B LLC, 2.940%, 03/25/2044	2,085,435	0.2
464,225	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	464,460	0.1
1,037,846	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,030,701	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,290,557	0.2
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	994,951	0.1
4,000,000	(2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	3,952,211	0.4
367,570	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	372,991	0.0
422,588	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	426,823	0.0
216,809	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	219,924	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,640,124	0.2
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,424,237	0.3
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,594,524	0.2
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	974,545	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,282,201	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,050,190	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,179,896	0.4
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,060,542	0.2
1,000,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,056,487	0.1
1,000,000	(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,003,818	0.1
5,050,000	(2)	SoFi Professional Loan Program 2020-B BFX Trust, 2.730%, 05/15/2046	4,904,327	0.5
4,300,000	(2)	Sofi Professional Loan Program 2019-A A2FX LLC, 3.690%, 06/15/2048	4,511,645	0.4
4,100,000	(2)	SoFi Professional Loan Program 2020-C BFX Trust, 3.360%, 02/15/2046	4,160,003	0.4
			50,619,171	4.9

	Total Asset-Backed Securities
	(Cost $247,900,192)		242,066,025	23.3

	Total Long-Term Investments
	(Cost $1,019,826,335)		953,777,224	91.7

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.3%
		Mutual Funds: 7.3%
25,123,000	(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.100%	25,123,000	2.4
51,341,000	(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%	51,341,000	4.9

	Total Short-Term Investments
	(Cost $76,464,000)		76,464,000	7.3

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $1,096,290,335)	$ 1,030,241,224	99.0
Assets in Excess of Other Liabilities	10,554,914	1.0
Net Assets	$ 1,040,796,138	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2020.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2020.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Represents or includes a TBA transaction.
(8)	Rate shown is the 7-day yield as of June 30, 2020.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2020
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$424,011,148	$–	$424,011,148
Asset-Backed Securities	–	242,066,025	–	242,066,025
Commercial Mortgage-Backed Securities	–	287,700,051	–	287,700,051
Short-Term Investments	76,464,000	–	–	76,464,000
Total Investments, at fair value	$76,464,000	$953,777,224	$–	$1,030,241,224
Other Financial Instruments+
Futures	197,282	–	–	197,282
Total Assets	$76,661,282	$953,777,224	$–	$1,030,438,506
Liabilities Table
Other Financial Instruments+
Futures	$(697,575)	$–	$–	$(697,575)
Total Liabilities	$(697,575)	$–	$–	$(697,575)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2020 (Unaudited) (Continued)

At June 30, 2020, the following futures contracts were outstanding for Voya Securitized Credit Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	494	09/21/20	$68,750,906	$188,119
U.S. Treasury Ultra Long Bond	92	09/21/20	20,070,375	9,163
			$88,821,281	$197,282
Short Contracts:
U.S. Treasury 2-Year Note	(635)	09/30/20	(140,225,860)	(40,656)
U.S. Treasury 5-Year Note	(1,442)	09/30/20	(181,320,235)	(414,993)
U.S. Treasury Long Bond	(50)	09/21/20	(8,928,125)	(153,761)
U.S. Treasury Ultra 10-Year Note	(92)	09/21/20	(14,488,562)	(88,165)
			$(344,962,782)	$(697,575)

At June 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,091,127,733.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,161,496
Gross Unrealized Depreciation	(69,548,298)

Net Unrealized Depreciation	$(61,386,802)